Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss per Share
Schedule of anti-dilutive common equivalent shares

	Three months	Three months
	ended March 31,	ended March 31,
	2022	2021
Outstanding options to purchase common shares	25,287,670	25,287,670
Outstanding RSUs	4,843,825	—
Outstanding warrants	36,078,620	—
Outstanding Special Shares and options to purchase Special Shares	136,239,964	—
Total anti-dilutive common equivalent shares	202,450,079	25,287,670

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Outstanding options to purchase common shares	25,287,670	15,549,977
Outstanding RSUs	3,946,630	—
Outstanding warrants	36,078,620	—
Outstanding Special Shares and options to purchase Special Shares	136,239,964	—
Total anti-dilutive common equivalent shares	201,552,884	15,549,977